FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated April 1, 2016

This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.

The section entitled “Principal Risks – Repurchase Agreement Risk” on page 6 of the Prospectus is replaced by the following:

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

FAF-MMA-1

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated April 1, 2016

This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.

The section entitled “Principal Risks – Repurchase Agreement Risk” on page 6 of the Prospectus is replaced by the following:

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

FAF-MMD-1

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated April 1, 2016

This information supplements the First American Money Market Funds Class I Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.

The section entitled “Principal Risks – Repurchase Agreement Risk” on page 3 of the Prospectus is replaced by the following:

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

FAF-MMI-1

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated April 1, 2016

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.

The section entitled “Principal Risks – Repurchase Agreement Risk” on page 6 of the Prospectus is replaced by the following:

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

FAF-MMY-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Prime Obligations Fund

Prospectus Supplement dated April 1, 2016

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.

Information regarding fees and expenses with respect to Government Obligations Fund, which is set forth in the Prospectus under the heading “Fund Summaries – Fees and Expenses” on page 1, is replaced by the following:

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class Z
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
Less Fee Waivers[1]	(0.07)%
Net Expenses[1]	0.18%

1The advisor has contractually agreed to waive fees and reimburse other fund expenses through April 1, 2017, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after April 1, 2017, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Z
1 year	$ 18
3 years	$ 73
5 years	$134
10 years	$311

FAF-MMZ-1

The section entitled “Principal Risks – Repurchase Agreement Risk” with respect to Prime Obligations Fund on page 6 of the Prospectus is replaced by the following:

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

FAF-MMZ-1

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Prospectus Supplement dated April 1, 2016

This information supplements the First American Money Market Funds Institutional Investor Shares Prospectus dated October 30, 2015. Please retain this supplement for future reference.

The section entitled “Principal Risks – Repurchase Agreement Risk” on page 6 of the Prospectus is replaced by the following:

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

FAF-MMII-1

FIRST AMERICAN FUNDS, INC.

Prime Obligations Fund

Statement of Additional Information (SAI) Supplement dated April 1, 2016

This information supplements the First American Money Market Funds SAI dated October 30, 2015. Please retain this supplement for future reference.

The paragraphs on pages 9-10 of the SAI under the heading “Additional Information Concerning Fund Investments” is replaced by the following:

Repurchase Agreements

Each Fund other than U.S. Treasury Money Market Fund may engage in repurchase agreements as a principal investment strategy. A repurchase agreement involves the purchase by a Fund of securities with the agreement that, after a stated period of time, the original seller (the “counterparty”) will buy back the same securities (“collateral”) at a predetermined price or yield. Under normal market conditions, repurchase agreements permit the Funds to maintain liquidity and earn income over periods of time as short as overnight. Each Fund may enter into repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3(c)(1) of the 1940 Act, which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. In addition, for Prime Obligations Fund, collateral may include securities that the Fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment and non-investment grade corporate bonds, asset- and mortgage-backed securities, collateralized mortgage obligations, agency real estate mortgage investment conduits, and equity securities. Irrespective of the type of collateral underlying a repurchase agreement, a Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the repurchase agreement. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

Repurchase agreements involve certain risks not associated with direct investments in securities. If the counterparty defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. As noted above, Prime Obligations Fund may engage in repurchase agreement transactions that are collateralized by securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment grade corporate bonds and equity securities. These collateral securities may be less liquid or more volatile than others or less liquid and more volatile than the securities that the Fund is permitted to purchase directly, thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty’s default and potentially resulting in the Fund owning securities that it is not otherwise permitted to purchase. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

FAF-SAI-2